Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Accrued interest	$ 233	$ 233	$ 395